3. SIGNIFICANT ACCOUNTING POLICIES: Exploration and evaluation (Policies)	12 Months Ended
Sep. 30, 2025
Policies
Exploration and evaluation

Exploration and evaluation

The Company is in the exploration stage with respect to its investment in exploration and evaluation assets and accordingly follows the practice of capitalizing all costs relating to the acquisition of, exploration for and development of its mineral claims and crediting all proceeds received against the cost of related claims.  Such costs include, but are not exclusive to, geological, geophysical studies, exploratory drilling and sampling. At such time as commercial production commences, these costs will be charged to operations on a unit-of-production method based on proven and probable reserves.  The aggregate costs related to abandoned mineral claims are charged to operations at the time of any abandonment or when it has been determined that there is evidence of a permanent impairment.  An impairment charge relating to a mineral property is subsequently reversed when new exploration results or actual or potential proceeds on sale result in a revised estimate of the recoverable amount but only to the extent that this does not exceed the original carrying value of the property that would have resulted if no impairment had been recognized.

The recoverability of amounts shown for exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves, the ability of the Company to obtain financing to complete development of the properties, and on future production or proceeds of disposition.

The Company recognizes in income costs recovered on exploration and evaluation assets when amounts received or receivable are in excess of the carrying amount.

Upon transfer of “Exploration and evaluation costs” into “Mine development”, all subsequent expenditure on the construction, installation or completion of infrastructure facilities is capitalized within “Mine development”.  After production starts, all assets included in “Mine development” are transferred to “Producing mines”.

All capitalized exploration and evaluation expenditures are monitored for indications of impairment.  Where a potential impairment is indicated, assessments are performed for each area of interest.  To the extent that exploration expenditures are not expected to be recovered, they are charged to operations.  Exploration areas where reserves have been discovered, but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is underway as planned.